Selected Quarterly Results (unaudited) (Tables)	12 Months Ended
Dec. 31, 2018
Quarterly Financial Information Disclosure [Abstract]
Schedule of Unaudited Quarterly Financial Information

Presented below is a summary of the Company’s unaudited quarterly financial information for the years ended December 31, 2018 and 2017:

	First Quarter	Second Quarter	Third Quarter	Fourth Quarter	Total
2018
Revenues	$41,367,026	$42,475,166	$43,155,379	$42,965,659	$169,963,230

Net loss	(8,018,094)	(8,946,178)	(20,671,331)	(11,464,743)	(49,100,346)

Loss per common share, basic and diluted	(0.16)	(0.17)	(0.40)	(0.22)	(0.96)

Distributions declared per common share	0.222	0.224	0.227	0.227	0.900

2017
Revenues	$39,704,775	$40,820,869	$41,590,622	$41,281,892	$163,398,158

Net loss	(8,413,038)	(6,959,061)	(8,132,098)	(10,119,644)	(33,623,841)

Loss per common share, basic and diluted	(0.17)	(0.14)	(0.16)	(0.20)	(0.67)

Distributions declared per common share	0.222	0.224	0.227	0.227	0.900